Schedule of geographical areas (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total revenues	$ 5,910	$ 8,733	$ 15,060	$ 22,448	$ 23,975
AUSTRALIA
IfrsStatementLineItems [Line Items]
Total revenues	5,910	7,821	13,596	20,958	22,581
NETHERLANDS
IfrsStatementLineItems [Line Items]
Total revenues		912	1,464	1,490	1,394
UNITED STATES
IfrsStatementLineItems [Line Items]
Total revenues
UNITED KINGDOM
IfrsStatementLineItems [Line Items]
Total revenues